Acquisitions and Divestitures Divestitures (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 1.0
Gain (Loss) on Disposition of Business	$ 0.9